Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Comparison
As discussed in the Compensation Discussion and Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our named executive officers’ realized compensation to the achievement of BeiGene’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. Pursuant to SEC rules, the Pay Versus Performance table set forth directly below is required to include “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs. “Compensation Actually Paid” is an SEC defined term that represents a calculation of compensation that differs significantly from both the compensation paid to the executive during the year, as well as the Summary Compensation Table calculation of compensation, as described in footnote 2 of the below table. For example, the “Compensation Actually Paid” calculation for a given year includes the change in fair value of multiple years of equity grants that are outstanding and unvested during the year, or which vested during the year, whereas the Summary Compensation Table calculation includes only the fair value of equity awards granted during the year. Furthermore, the equity included in the “Compensation Actually Paid to CEO” column includes equity granted to our CEO which was granted in 2015, prior to the Company’s initial public offering. This difference result in a “Compensation Actually Paid” calculation that is significantly impacted by changes in stock price and may be higher or lower than the corresponding Summary Compensation Table calculation. The following table sets forth such compensation information for our named executive officers calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020.
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)	China Net Revenue ($)(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2022	18,047,667	11,198,389	6,443,366	3,455,262	133	111	(2,003,815,000)	840,032,000
2021	16,748,546	22,876,853	5,143,513	5,761,306	163	125	(1,457,816,000)	517,173,000
2020	14,409,330	40,749,054	5,178,425	15,276,116	156	126	(1,624,974,000)	290,646,000

(1)
The dollar amounts reported are the amounts of total compensation reported for our Chief Executive Officer, John V. Oyler, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. John V. Oyler served as Chief Executive Officer for each of the years presented.

(2)
The dollar amounts reported represent the amount of  “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our Chief Executive Officer or other named executive officers during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.

(3)
For 2022, reflects compensation information for our named executive officers, other than our Chief Executive Officer, as described in the Compensation Discussion and Analysis portion of this proxy statement. For 2021, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang, Jane Huang and Howard Liang. For 2020, reflects compensation information for Xiaobin Wu, Jane Huang, Howard Liang.

(4)
Reflects cumulative total shareholder return of the Nasdaq Biotechnology Index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

(5)
The Company has identified China Net Revenue as the company-selected financial measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link “Compensation Actually Paid” to the executive officers in 2022 to the Company’s performance.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:
	2022($)	2021($)	2020($)
Summary Compensation Table Values	18,029,667	16,748,546	14,409,330
Adjustments
Deduction for grant date fair value amounts reported under “Share Awards” column in the Summary Compensation Table	(3,999,886)	(3,749,738)	—
Deduction for grant date fair value amounts reported under “Option Awards” column in the Summary Compensation Table	(11,999,969)	(11,249,988)	(12,999,981)
Year-over-Year change in the fair value of the Share Awards and Option Awards	9,168,577	21,128,033	39,339,705
As of year-end for share awards granted during the year	5,650,918	3,047,963	—
Year-over-year increase (decrease) of unvested share awards granted in prior years	(5,169,361)	(6,167,656)	(437,376)
Increase (decrease) from prior fiscal year — end for share awards that vested during the year	2,790,149	8,513,109	4,262,798
Decrease in fair value of share awards forfeited during the year	—	—	—
As of year-end for option awards granted during the year	19,018,564	8,085,256	21,214,314
Year-over-year increase (decrease) of unvested option awards granted in prior years	(22,568,170)	(22,321,474)	(18,976,117)
Increase (decrease) from prior fiscal year – end for option awards that vested during the year	9,446,478	29,970,835	33,276,085
Decrease in fair value of option awards forfeited during the year	—	—	—
“Compensation Actually Paid” as defined by SEC rules	11,198,389	22,876,853	40,749,054
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year as reported in the Summary Compensation Table:
	2022($)	2021($)	2020($)
Average Summary Compensation Table Values	6,443,367	5,143,513	5,178,425
Adjustments
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Share Awards” column in the Summary Compensation Table	(1,530,694)	(1,301,952)	(1,066,581)
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Option Awards” column in the Summary Compensation Table	(3,878,829)	(2,962,605)	(3,199,969)
Year-over-Year change in the average fair value of the Share Awards and Option Awards	2,421,419	4,882,350	14,364,241
As of year-end for share awards granted during the year	2,027,077	773,830	1,579,969
Year-over-year increase (decrease) of unvested share awards granted in prior years	(3,171,371)	(1,711,290)	1,084,830
Increase (decrease) from prior fiscal year — end for share awards that vested during the year	1,518,326	3,166,184	1,653,429
Decrease in fair value of share awards forfeited during the year	(307,302)	(369,601)	—
As of year-end for option awards granted during the year	5,943,252	2,052,737	5,221,946
Year-over-year increase (decrease) of unvested option awards granted in prior years	(4,561,808)	(4,842,349)	(2,274,007)
Increase (decrease) from prior fiscal year — end for option awards that vested during the year	1,981,811	7,018,416	7,098,075
Decrease in fair value of option awards forfeited during the year	(1,008,565)	(1,205,576)	—
Average “Compensation Actually Paid” as defined by SEC rules	3,455,262	5,761,306	15,276,116
Equity Valuations: Stock option grant date fair values are calculated based on the binomial/lattice method option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Company Selected Measure Name	China NetRevenue
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported are the amounts of total compensation reported for our Chief Executive Officer, John V. Oyler, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. John V. Oyler served as Chief Executive Officer for each of the years presented.

(2)
The dollar amounts reported represent the amount of  “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our Chief Executive Officer or other named executive officers during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.

(3)
For 2022, reflects compensation information for our named executive officers, other than our Chief Executive Officer, as described in the Compensation Discussion and Analysis portion of this proxy statement. For 2021, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang, Jane Huang and Howard Liang. For 2020, reflects compensation information for Xiaobin Wu, Jane Huang, Howard Liang.

Peer Group Issuers, Footnote [Text Block]
(4)
Reflects cumulative total shareholder return of the Nasdaq Biotechnology Index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 18,047,667	$ 16,748,546	$ 14,409,330
PEO Actually Paid Compensation Amount	$ 11,198,389	22,876,853	40,749,054
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:
	2022($)	2021($)	2020($)
Summary Compensation Table Values	18,029,667	16,748,546	14,409,330
Adjustments
Deduction for grant date fair value amounts reported under “Share Awards” column in the Summary Compensation Table	(3,999,886)	(3,749,738)	—
Deduction for grant date fair value amounts reported under “Option Awards” column in the Summary Compensation Table	(11,999,969)	(11,249,988)	(12,999,981)
Year-over-Year change in the fair value of the Share Awards and Option Awards	9,168,577	21,128,033	39,339,705
As of year-end for share awards granted during the year	5,650,918	3,047,963	—
Year-over-year increase (decrease) of unvested share awards granted in prior years	(5,169,361)	(6,167,656)	(437,376)
Increase (decrease) from prior fiscal year — end for share awards that vested during the year	2,790,149	8,513,109	4,262,798
Decrease in fair value of share awards forfeited during the year	—	—	—
As of year-end for option awards granted during the year	19,018,564	8,085,256	21,214,314
Year-over-year increase (decrease) of unvested option awards granted in prior years	(22,568,170)	(22,321,474)	(18,976,117)
Increase (decrease) from prior fiscal year – end for option awards that vested during the year	9,446,478	29,970,835	33,276,085
Decrease in fair value of option awards forfeited during the year	—	—	—
“Compensation Actually Paid” as defined by SEC rules	11,198,389	22,876,853	40,749,054

Non-PEO NEO Average Total Compensation Amount	$ 6,443,366	5,143,513	5,178,425
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,455,262	5,761,306	15,276,116
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year as reported in the Summary Compensation Table:
	2022($)	2021($)	2020($)
Average Summary Compensation Table Values	6,443,367	5,143,513	5,178,425
Adjustments
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Share Awards” column in the Summary Compensation Table	(1,530,694)	(1,301,952)	(1,066,581)
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Option Awards” column in the Summary Compensation Table	(3,878,829)	(2,962,605)	(3,199,969)
Year-over-Year change in the average fair value of the Share Awards and Option Awards	2,421,419	4,882,350	14,364,241
As of year-end for share awards granted during the year	2,027,077	773,830	1,579,969
Year-over-year increase (decrease) of unvested share awards granted in prior years	(3,171,371)	(1,711,290)	1,084,830
Increase (decrease) from prior fiscal year — end for share awards that vested during the year	1,518,326	3,166,184	1,653,429
Decrease in fair value of share awards forfeited during the year	(307,302)	(369,601)	—
As of year-end for option awards granted during the year	5,943,252	2,052,737	5,221,946
Year-over-year increase (decrease) of unvested option awards granted in prior years	(4,561,808)	(4,842,349)	(2,274,007)
Increase (decrease) from prior fiscal year — end for option awards that vested during the year	1,981,811	7,018,416	7,098,075
Decrease in fair value of option awards forfeited during the year	(1,008,565)	(1,205,576)	—
Average “Compensation Actually Paid” as defined by SEC rules	3,455,262	5,761,306	15,276,116

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay-for-Performance Alignment
The following table identifies the two financial performance measures used by our Compensation Committee to link the “compensation actually paid” (“CAP”) to our Chief Executive Officer and other named executive officers in 2022, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our named executive officers’ compensation is discussed in the Compensation Discussion and Analysis above.
Financial Performance Measures
China Net Revenue
North America BRUKINSA Revenue

Total Shareholder Return Amount	$ 133	163	156
Peer Group Total Shareholder Return Amount	111	125	126
Net Income (Loss)	$ (2,003,815,000)	$ (1,457,816,000)	$ (1,624,974,000)
Company Selected Measure Amount	840,032,000	517,173,000	290,646,000
PEO Name	John V. Oyler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	China Net Revenue
Non-GAAP Measure Description [Text Block]
(5)
The Company has identified China Net Revenue as the company-selected financial measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link “Compensation Actually Paid” to the executive officers in 2022 to the Company’s performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	North America BRUKINSA Revenue
PEO [Member] | John V. Oyler [Member] | Reported Value Of Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,999,886)	$ (3,749,738)
PEO [Member] | John V. Oyler [Member] | Reported Value Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,999,969)	(11,249,988)	$ (12,999,981)
PEO [Member] | John V. Oyler [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,168,577	21,128,033	39,339,705
PEO [Member] | John V. Oyler [Member] | Year-end Fair Value Of Share Awards Granted In Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,650,918	3,047,963
PEO [Member] | John V. Oyler [Member] | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,169,361)	(6,167,656)	(437,376)
PEO [Member] | John V. Oyler [Member] | Increase Decrease From Prior Fiscal Year-end For Share Awards That Vested During The year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,790,149	8,513,109	4,262,798
PEO [Member] | John V. Oyler [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,018,564	8,085,256	21,214,314
PEO [Member] | John V. Oyler [Member] | Increase Decrease In Fair Value Of Unvested Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,568,170)	(22,321,474)	(18,976,117)
PEO [Member] | John V. Oyler [Member] | Increase Decrease From Prior Fiscal Year-end For Option Awards That Vested During The year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,446,478	29,970,835	33,276,085
Non-PEO NEO [Member] | Reported Value Of Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,530,694)	(1,301,952)	(1,066,581)
Non-PEO NEO [Member] | Reported Value Of Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,878,829)	(2,962,605)	(3,199,969)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,421,419	4,882,350	14,364,241
Non-PEO NEO [Member] | Year-end Fair Value Of Share Awards Granted In Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,027,077	773,830	1,579,969
Non-PEO NEO [Member] | Increase Decrease From Prior Fiscal Year-end For Share Awards That Vested During The year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,518,326	3,166,184	1,653,429
Non-PEO NEO [Member] | Increase Decrease In Fair Value Of Unvested Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,561,808)	(4,842,349)	(2,274,007)
Non-PEO NEO [Member] | Increase Decrease From Prior Fiscal Year-end For Option Awards That Vested During The year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,981,811	7,018,416	7,098,075
Non-PEO NEO [Member] | John V. Oyler [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,171,371)	(1,711,290)	1,084,830
Non-PEO NEO [Member] | Decrease In Fair Value Of Share Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(307,302)	(369,601)
Non-PEO NEO [Member] | Year-end Fair Value Of Option Awards Granted In Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,943,252	2,052,737	$ 5,221,946
Non-PEO NEO [Member] | Decrease In Fair Value Of Option Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,008,565)	$ (1,205,576)